CONTRACTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2017
Contracts Receivable [Abstract]
Schedule of contracts receivable
	December 31, 2017	December 31, 2016
Contracts receivable	$16,904,972	$12,928,033
Allowance for doubtful accounts	-	-
	$16,904,972	$12,928,033